UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):

[  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron Morse
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Aaron Morse  New York, New York   August 16, 2010
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	$101,558 (thousands)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE                   Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: June 30, 2010                                                                      Item 8:
          Item 1:                Item 2:      Item 3:   Item 4:   Item 5:            Item 6:  Item 7: Voting Authority
          Name of               Title of       CUSIP      Fair     Shares   Sh/  Put/  Inv.    Other    (a)    (b)  (c)
           Issuer                 Class        Number    Market      or     Prn  Call Discr.   Mgrs     Sole  SharedNone
                                                         Value   Principal
                                                        (X$1000)   Amount
ABOVENET INC                COM              00374N107      1,887    40,000  SH        SOLE             40,000
ACE LTD                     SHS              H0023R105      4,118    80,000  SH        SOLE             80,000
APOLLO COML REAL EST FIN    COM              03762U105      1,501    91,178  SH        SOLE             91,178
BLACKROCK FLOATING RATE I   COM              091941104        276    20,000  SH        SOLE             20,000
CABLEVISION SYS CORP        CL A NY CABLVS   12686C109      6,002   250,000  SH        SOLE            250,000
CAPITAL ONE FINL CORP       COM              14040H105      1,612    40,000  SH        SOLE             40,000
CBS CORP NEW                CL B             124857202      5,818   450,000  SH        SOLE            450,000
CHIMERA INVT CORP           COM              16934Q109      3,610 1,000,000  SH        SOLE           1,000,000
EATON VANCE LTD DUR INCOM   SHS              27828H105        488    30,500  SH        SOLE             30,500
EQUINIX INC                 COM NEW          29444U502      6,498    80,000  SH        SOLE             80,000
FELCOR LODGING TR INC       COM              31430F101        998   200,000  SH        SOLE            200,000
FIDELITY NATL INFORMATION   COM              31620M106      6,437   240,000  SH        SOLE            240,000
GENZYME CORP                COM              372917104      4,569    90,000  SH        SOLE             90,000
GOLUB CAP BDC INC           COM              38173M102        721    50,000  SH        SOLE             50,000
GRACE W R & CO DEL NEW      COM              38388F108      7,364   350,000  SH        SOLE            350,000
HORSEHEAD HLDG CORP         COM              440694305      1,436   190,000  SH        SOLE            190,000
ING PRIME RATE TR           SH BEN INT       44977W106        302    54,900  SH        SOLE             54,900
INVESCO VAN KAMP DYN CRDT   COM              46132R104        742    65,040  SH        SOLE             65,040
IVANHOE MINES LTD           COM              46579N103      2,217   170,000  SH        SOLE            170,000
JPMORGAN CHASE & CO         *W EXP 10/28/201 46634E114      2,159   105,632  SH        SOLE            105,632
JPMORGAN CHASE & CO         COM              46625H100      2,350    99,368  SH        SOLE             99,368
KANSAS CITY SOUTHERN        COM NEW          485170302      7,997   220,000  SH        SOLE            220,000
MAGNETEK INC                COM              559424106         92   100,000  SH        SOLE            100,000
MARINER ENERGY INC          COM              56845T305      3,855   179,481  SH        SOLE            179,481
MARRIOTT INTL INC NEW       CL A             571903202      2,844    95,000  SH        SOLE             95,000
PENNYMAC MTG INVT TR        COM              70931T103      2,268   142,671  SH        SOLE            142,671
QUESTAR CORP                COM              748356102      2,274    50,000  SH        SOLE             50,000
SEAHAWK DRILLING INC        COM              81201R107      2,888   297,166  SH        SOLE            297,166
STARWOOD HOTELS&RESORTS W   COM              85590A401      2,900    70,000  SH        SOLE             70,000
SVB FINL GROUP              COM              78486Q101      1,796    43,571  SH        SOLE             43,571
THL CR INC                  COM              872438106      1,390   120,900  SH        SOLE            120,900
TRAVELERS COMPANIES INC     COM              89417E109      3,940    80,000  SH        SOLE             80,000
WASHINGTON FED INC          COM              938824109      2,482   153,404  SH        SOLE            153,404
WILLIAMS COS INC DEL        COM              969457100        612    33,488  SH        SOLE             33,488
WILMINGTON TRUST CORP       COM              971807102      1,109   100,000  SH        SOLE            100,000
XL CAP LTD                  CL A             G98255105      4,003   250,000  SH        SOLE            250,000

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